Segment disclosures - Sales and non-current assets, in each of these geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Sales and non-current assets, in each of these geographic locations
Total revenues	$ 224,352	$ 131,383
Total non-current assets	437,525	486,998	$ 89,211
USA
Sales and non-current assets, in each of these geographic locations
Total revenues	202,886	109,700
Total non-current assets	430,525	480,283	83,696
Canada
Sales and non-current assets, in each of these geographic locations
Total revenues	5,334	3,844
Total non-current assets	7,000	6,715	$ 5,515
All other countries
Sales and non-current assets, in each of these geographic locations
Total revenues	$ 16,132	$ 17,839